Schedule of Investments (unaudited)	iShares® Environmental Infrastructure and Industrials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 6.5%
Advanced Drainage Systems Inc.	1,271	$144,615
China Lesso Group Holdings Ltd.	18,000	11,862
Reliance Worldwide Corp. Ltd.	16,120	44,323
TOTO Ltd.	3,000	90,709
		291,509
Chemicals — 2.6%
Umicore SA	4,178	116,814

Commercial Services & Supplies — 10.9%
Befesa SA(a)	818	31,261
Beijing GeoEnviron Engineering & Technology Inc.	2,400	3,096
Clean Harbors Inc.(b)	1,048	172,322
Derichebourg SA	1,916	10,661
Focused Photonics Hangzhou Inc.(b)	700	1,952
Stericycle Inc.(b)	1,881	87,354
Sunny Friend Environmental Technology Co. Ltd.	1,124	5,256
Tetra Tech Inc.	1,084	177,494
		489,396
Construction & Engineering — 4.3%
Stantec Inc.	2,289	149,444
Sweco AB, Class B	4,132	45,527
		194,971
Containers & Packaging — 2.0%
DS Smith PLC	26,174	90,572

Electronic Equipment, Instruments & Components — 6.7%
Badger Meter Inc.	597	88,093
Landis+Gyr Group AG	500	43,003
Shimadzu Corp.	5,500	169,998
		301,094
Machinery — 28.0%
Construcciones y Auxiliar de Ferrocarriles SA	380	12,765
Dawonsys Co. Ltd.(b)	576	6,079
Franklin Electric Co. Inc.	936	96,314
Lindsay Corp.	224	26,732
METAWATER Co. Ltd.	400	5,116
Mueller Water Products Inc., Class A	3,144	51,027
NGK Insulators Ltd.	5,200	62,127
Norma Group SE	652	12,067
Organo Corp.	500	14,780
Pentair PLC	3,366	217,444
TOMRA Systems ASA	4,784	76,963
Security	Shares	Value

Machinery (continued)
Watts Water Technologies Inc., Class A	554	$101,787
Westinghouse Air Brake Technologies Corp.	2,709	297,096
Xylem Inc./NY	2,461	277,158
		1,257,455
Metals & Mining — 3.9%
Asahi Holdings Inc.	1,500	20,268
Dowa Holdings Co. Ltd.	1,000	31,754
Sibanye Stillwater Ltd.	57,261	88,315
Sims Ltd.	3,244	34,221
		174,558
Multi-Utilities — 7.1%
Qatar Electricity & Water Co. QSC	9,320	44,501
Veolia Environnement SA	8,703	275,497
		319,998
Professional Services — 5.4%
Arcadis NV	1,476	61,733
Intertek Group PLC	3,301	178,940
		240,673
Water Utilities — 22.2%
Aguas Andinas SA, Class A	56,191	19,484
American States Water Co.	752	65,424
American Water Works Co. Inc.	1,824	260,376
Beijing Enterprises Water Group Ltd.	80,000	19,031
California Water Service Group	1,137	58,703
China Water Affairs Group Ltd.	20,000	15,149
Cia. de Saneamento Basico do Estado de Sao Paulo	6,960	82,229
Cia. de Saneamento de Minas Gerais-COPASA	3,856	17,032
Essential Utilities Inc.	4,983	198,872
Penno Group PLC	5,332	48,177
SJW Group	628	44,029
United Utilities Group PLC	14,033	171,588
		1,000,094
Total Investments — 99.6%
(Cost: $3,984,872)		4,477,134

Other Assets Less Liabilities — 0.4%		16,681

Net Assets — 100.0%		$4,493,815

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$28	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® Environmental Infrastructure and Industrials ETF
June 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	09/15/23	$10	$49

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,679,482	$1,797,652	$—	$4,477,134
Derivative Financial Instruments(a)
Assets
Equity Contracts	$49	$—	$—	$49

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2